Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Aggregate amount	¥ 137,338	¥ 143,742
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 100	¥ 95
Aggregate amount	¥ 136,953	¥ 132,582